Credit facilities	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Credit facilities

Note 7 – Credit facilities

Long-term loans – bank

Outstanding balances on long-term bank loans consist of the following:

Bank Name	Repayment terms	Interest Rate	Collateral/ Guarantee	As of June 30, 2025	As of December 31, 2024
				US$	US$
United Overseas Bank Limited	Due monthly beginning in June 2022 to April 2026	3.00%	Guaranteed by the Company’s shareholders	376,174	547,547
The Development Bank of Singapore Limited	Due monthly beginning in September 2020 to August 2025	2.50%	Guaranteed by the Company’s shareholders	20,755	79,042
DBS Bank Ltd	Due monthly beginning in March 2024 to Feb 2028	7.75%	Guaranteed by the Company’s shareholders	50,791	55,784
Total long-term loans – bank				447,720	682,373
Less: Discount on debt instrument				(7,758)	(21,384)
Less: Current portion				(415,666)	(482,454)
Total				$24,296	$178,535

Short-term loans – third parties

Outstanding balances on short term loans – third parties consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	As of June 30, 2025	As of December 31, 2024
				US$	US$
Allen Peter Anthony	July and September 2025	30.0 and 78.0%	None	$250,000	150,000
Zeng Li Ren	September 2025	30.0%	None	450,000	300,000
Lee Kim Tah Foundation	September 2025	30.0%	None	250,000	250,000
Tan Tin Wee	September 2025	30.0%	None	50,000	50,000
Le Phu Khanh Huy	July and September 2025	30.0 and 78.0%	None	1,579,856	1,412,285
Oh Sock Ping	July 2025	78.0%	None	58,791	56,817
Yee Kee	August 2025	78.0%	None	297,875	-
Lim Li Wen Chloe	July 2025	78.0%	None	78,388	-
Lew Hui Pau	July 2025	78.0%	None	78,388	-
Teo Tian Seng	July 2025	78.0%	None	156,777	-
Kang Yan Pte. Ltd.	July 2025	78.0%	None	102,297	-
Zhu Zhi Qing	August 2025	78.0%	None	65,323	-
Yee Sze Wei	August 2025	78.0%	None	22,185	-
Jarrod Seah Chi Nam	August 2025	78.0%	None	100,000	-
Loo Tze Kian	July 2025	78.0%	None	50,000	-
Tan Choon Huat	July 2025	78.0%	None	100,000	-
Kan Yut Keong	July 2025	78.0%	None	90,000	-
Tan Tai Chew	July 2025	78.0%	None	20,000	-
Peh Ee Hong	July 2025	78.0%	None	100,000	-
VD Capital Pty. Ltd.	July 2025	10.0%	None	903,569	-
Ondeck Loan	December 2025	78.0%	None	180,596	-
Total				4,984,045	2,219,102
Less: Discount on debt instrument				(73,438)	-
Total short-term loans - bank				$4,910,607	$2,219,102

Amortization of discount on debt instruments in connection with the short term loans – third parties for the six months ended June 30, 2025 and 2024 amounted to US$122,397 and nil, respectively.

Convertible notes

The Company entered into a series of convertible note agreements with a group of investors and received approximately US$7.7 million (S$10,300,083) aggregate principal amount convertible promissory note over a period from April 2022 to July 20, 2022 (the “C-D Notes”). The C-D Notes shall bear interest at 5% per annum until such balance to be converted into the Company’s Class A Ordinary Shares. The C-D Notes have a mandatory automatic conversion feature, for which, upon the occurrence of the qualified equity financing, the C-D Notes plus accrued unpaid interest will be automatically converted into Class A Ordinary Shares at 70% issuance price or the C-D Notes will have a maturity conversion option using the Class A Ordinary Shares issuance price after 1 year from the issuance date of the C-D Notes. The investors of the C-D Notes have no redeemable option to redeem the notes.

The Company determined the C-D notes are within the scope of ASC 480 as the total number of shares to be issued are not known at inception until the issuance price of the next round of equity financing would take place. The Company also determined that the embedded conversions in the C-D Notes meets the scope exception to be considered indexed to a reporting’s own stock based on the two-step approach in accordance with ASC 815-40-15 and does not require to be separately accounted for as a derivative. As a result, the Company classified the C-D Notes as a debt instrument in its entirety. In March 2023, the Company converted the full balance of US$7,735,209 plus additional interest incurred from inception of the C-D Notes to the conversion date into 2,553,700 shares of the Company’s Class A Ordinary Shares.

In April and May 2024, the Company entered into five convertible note agreements with four investors and received approximately US$1.6 million aggregate principal amount convertible promissory notes with a conversion term of 6 months after the completion of the Company’s initial public offerings. One convertible note has a maturity date to be due in September 2025 and four convertible notes have a maturity date to be due in November 2025 (the “D-2 Notes”). The D-2 Notes shall bear interest at 8% per annum until such balance to be converted into the Company’s Class A Ordinary Shares. The conversion of the D-2 Notes will be at 70% of the proposed initial public offering (“IPO”) price or next round of financing. If IPO does not occur on or before the maturity date, the Company shall redeem the Note plus all accrued and unpaid interest in full, where the interest shall accrue at a rate of 20% instead of 8% per annum. The Company determined the D-2 Notes are within the scope of ASC 480 as the total number of shares to be issued are not known at inception until the issuance price of the next round of equity financing would take place. The Company also determined that the embedded conversions in the D-2 Notes meets the scope exception to be considered indexed to a reporting’s own stock based on the two-step approach in accordance with ASC 815-40-15 and does not require to be separately accounted for as a derivative. As a result, the Company classified the D-2 Notes as a debt instrument in its entirety.

In August and November 2024, the Company entered into four convertible note agreements with three investors and received approximately US$0.2 million aggregate principal amount convertible promissory notes with a conversion term of 6 months after the completion of the Company’s initial public offerings. Two convertible notes have a maturity date to be due in June 2026 (extended from February 2025), and two convertible notes have a maturity date to be due in May 2025 (the “D-2 Notes”). The D-2 Notes shall bear interest at 8% per annum until such balance to be converted into the Company’s Class A Ordinary Shares. The conversion of the D-2 Notes will be at 70% of the proposed initial public offering (“IPO”) price or next round of financing. If IPO does not occur on or before the maturity date, the Company shall redeem the Note plus all accrued and unpaid interest in full, where the interest shall accrue at a rate of 20% instead of 8% per annum. The Company determined the D-2 Notes are within the scope of ASC 480 as the total number of shares to be issued are not known at inception until the issuance price of the next round of equity financing would take place. The Company also determined that the embedded conversions in the D-2 Notes meets the scope exception to be considered indexed to a reporting’s own stock based on the two-step approach in accordance with ASC 815-40-15 and does not require to be separately accounted for as a derivative. As a result, the Company classified the D-2 Notes as a debt instrument in its entirety.

In February 2025, the Company signed the Amendment to the convertible note agreements for the aforementioned nine convertible notes to extend the maturity date to be due in June 2026. The interest rate increased from 8% per annum to 12% per annum beginning in February 2025. The conversion price of the D-2 Notes also amended to be 50% (amended from 70%) of the IPO price or next round of financing.

As of June 30, 2025 and December 31, 2024, convertible notes balance amounted to US$2,221,970 and US$1,900,965, respectively. Amortization of discount on debt instruments in connection with the convertible notes for the six months ended June 30, 2025 and 2024 amounted to US$15,265 and US$14,230, respectively.

Interest expenses in connection with the forementioned loans and convertible notes for the six months ended June 30, 2025 and 2024 amounted to US$858,205 and US$34,928, respectively.